Consolidated statements of cash flows: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt	$ 377,215	$ 353,672
Bank loans	1,492,781	224,472
Bank loans	3,442,804	6,603,006
Long-term debt	9,891,961	6,598,397
Interest expense	855,518	842,386	$ 926,312
Proceeds from bank loans		4,650,000	306,241
Interest paid	(1,079,621)	(908,698)	(942,993)
Bank loans paid	(1,498,076)	(4,429,334)	(245,520)
Long-term debt
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Short term debt	377,215	353,672	330,235
Long-term debt	9,891,961	6,598,397	6,641,941
Non-current portion of non-current secured bank loans received	6,952,069	6,972,176	6,799,941
Interest expense	523,488	454,863	450,806
Interest paid	(532,579)	(428,530)	(476,927)
Bank loans paid		(245,520)
Payments of the long term debt and bank loan	(222,568)		(253,925)
Foreign currency translation	(398,756)	174,521	452,281
Non-current portion of non-current secured bank loans received	10,269,176	6,952,069	6,972,176
Long-term debt | Aerostar
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Long-term debt	3,947,522
Bank Loans
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans	1,492,781	224,472	808,515
Bank loans	3,442,804	6,603,006	6,119,655
Non-current portion of non-current secured bank loans received	6,827,478	6,928,170	6,912,952
Interest expense	332,030	387,523	398,899
Proceeds from bank loans		4,650,000	306,241
Interest paid	(547,042)	(480,168)	(466,066)
Bank loans paid	(1,498,076)	(4,429,334)
Payments of the long term debt and bank loan			(245,520)
Foreign currency translation	(178,805)	(228,713)	21,664
Non-current portion of non-current secured bank loans received	$ 4,935,585	$ 6,827,478	$ 6,928,170